Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Allocated share based compensation	$ 80		$ 3,936	$ 15
Sales and other expenses
Allocated share based compensation	6	$ 0	16	0
Personnel expenses
Allocated share based compensation	$ 74	$ 0	$ 3,920	$ 15